Jan. 31, 2017

WASATCH FUNDS TRUST

Supplement dated February 22, 2017 to the

Prospectus dated January 31, 2017

Investor Class

Equity Funds

Wasatch Large Cap Value Fund® - Investor Class (FMIEX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2017. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Investing in foreign securities has changed from a non-principal strategy to a principal strategy of the Wasatch Large Cap Value Fund.

The section entitled “Wasatch Large Cap Value Fund – Summary - Principal Strategies” on page 43 of the Prospectus is hereby amended to include the following:

The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies and are not subject to this limitation.

The section entitled “Wasatch Large Cap Value Fund – Summary - Principal Risks” on page 43 of the Prospectus is hereby amended to include the following:

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such capital controls can also have a significant effect on the value of the Fund’s holdings.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries, and in particular small emerging market countries, include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile and less liquid securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

WASATCH FUNDS TRUST

Supplement dated February 22, 2017 to the

Prospectus dated January 31, 2017

Institutional Class

Equity Funds

Wasatch Large Cap Value Fund® - Institutional Class (WILCX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares dated January 31, 2017. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Investing in foreign securities has changed from a non-principal strategy to a principal strategy of the Wasatch Large Cap Value Fund.

The section entitled “Wasatch Large Cap Value Fund – Summary - Principal Strategies” on page 43 of the Prospectus is hereby amended to include the following:

The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies and are not subject to this limitation.

The section entitled “Wasatch Large Cap Value Fund – Summary - Principal Risks” on page 43 of the Prospectus is hereby amended to include the following:

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such capital controls can also have a significant effect on the value of the Fund’s holdings.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries, and in particular small emerging market countries, include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile and less liquid securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.